Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties
Summary of Balances and Transactions with Related Parties

The table below summarizes the balances and transactions with related parties:

	2019	2018
Assets
Trade receivables
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	4,511	3,916
	4,511	3,916
Other assets
General Atlantic Arco (Bermuda), L.P. (b)	4,109	—
	4,109	—
Loans to related parties
WPensar S.A. (c)	1,298	1,226
Loans - Geekie (d)	4,231	—
Debentures – Geekie (d)	10,582	—
	16,111	1,226
Current	1,298	—
Non-current	14,813	1,226

Advances from customers
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	(1)	—
	(1)	—

	2019	2018	2017
Net revenue
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	8,805	8,234	8,895

Expenses
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda. (e)	(8)	(13)	(21)

Finance income
WPensar S.A. (c)	72	—	—
Geekie (d)	813	—	—
	885	—	—

(a)

Arco Ventures S. A. and International School sell educational content to Livraria ASC Ltda. and Educadora ASC Ltda., entities under common control of the Company’s controlling shareholders. The transactions are priced based on contract price at the sales date. The price applied is equivalent to that practiced in the market, being competitive transactions.

(b)	The amount refers to underwriting discounts and commissions incurred for issuing shares with the follow-on public of Class A shares of the selling shareholder GA, as described in Note 1.
(c)

The amounts receivable from WPensar S.A. are related to loan agreements and are indexed to the Brazilian Sistema Especial de Liquidação e Custódia (SELIC) interest rate and have a due date in July 2020. During 2019, the Company recognized R$ 72 of interest income.

(d)

On January 17, 2019, the Company entered into an agreement with its associated company, Geekie Desenvolvimento de Softwares S.A. (“Geekie”) buying 100,000 debentures issued at same date at par value of R$ 100.00 (hundred reais) each, totaling R$ 10,000. During 2019, the Company recognized R$ 582 of interest income. The debentures are due in June 2022 and bear interest of 110% of the CDI. The debentures are convertible in shares at the option of Arco at maturity similar to same terms of the call and put options presented in the investment agreement.

On the same date, the Company lent R$ 4,000 to Geekie Partners S.A., the controlling shareholder of Geekie, through a loan agreement with payment due in June 2022, interest of 110% of the CDI, and with their entire interest on Geekie’s shares as collateral to the transaction. During 2019, the Company recognized R$ 231 of interest income.

The transactions totaled R$ 14,000 and are intended to support Geekie’s working capital needs.

(e)	Arco Ventures S.A. leases a facility from OSC Empreendimentos Ltda., which are entities under common control of the Company’s controlling shareholder. The agreement was terminated in February 2020.

Summary of Key Management Personnel Compensation

Key management personnel compensation comprised the following:

	2019	2018	2017
Short-term employee benefits	13,732	9,436	5,321
Stock options	—	59,747	1,359
Restricted stock units	66,429	—	—
	80,161	69,183	6,680